                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                             Omaha, NE        August 13, 2010
----------------------------------------   -------------------   ---------------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21
Form 13F Information Table Entry Total:         104
Form 13F Information Table Value Total: $46,440,810
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
1.    28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
2.    28-10388               BH Columbia Inc.
3.    28-719                 Blue Chip Stamps
4.    28-554                 Buffett, Warren E.
5.    28-1517                Columbia Insurance Co.
6.    28-2226                Cornhusker Casualty Co.
7.    28-06102               Cypress Insurance Company
8.    28-11217               Fechheimer Brothers Company
9.    28-_____               GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-_____               Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH LLC
18.   28-_____               U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2010

                                                                      Column 6
                                                                     Investment
                                         Column 4                    Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2   Column 3     Value      Shares or         (b)     (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-         Other            (a)      (b)     (c)
Name of Issuer     Class     Number     Thousands)    Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------    -------- ----------- ----------- ------------ ---- ------- ------- -------------------- ----------- ------ -------
American Express
   Co.                Com  025816 10 9     683,848   17,225,400         X            4, 2, 5, 17           17,225,400
                                           317,387    7,994,634         X            4, 13, 17              7,994,634
                                         4,774,158  120,255,879         X            4, 14, 17            120,255,879
                                            77,141    1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                            55,569    1,399,713         X            4, 16, 17              1,399,713
                                            33,341      839,832         X            4, 8, 17                 839,832
                                            77,500    1,952,142         X            4, 17                  1,952,142
Bank of America
   Corp.              Com  060505 10 4      71,850    5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Becton Dickinson
   & Co.              Com  075887 10 9     127,794    1,889,889         X            4, 9, 10, 11, 14, 17   1,889,889
Carmax Inc.           Com  143130 10 2     153,745    7,725,900         X            4, 9, 10, 11, 14, 17   7,725,900
Coca Cola             Com  191216 10 0      20,048      400,000         X            4, 17                    400,000
                                            89,013    1,776,000         X            4, 15, 17              1,776,000
                                           361,145    7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                         2,011,897   40,141,600         X            4, 2, 5, 17           40,141,600
                                         7,014,073  139,945,600         X            4, 14, 17            139,945,600
                                           458,057    9,139,200         X            4, 13, 17              9,139,200
                                            24,058      480,000         X            4, 16, 17                480,000
                                            45,709      912,000         X            4, 7, 17                 912,000
Comcast Corp       CLA SPL 20030N 20 0     197,160   12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding
   Co.                Com  200334 10 0      10,927    1,218,199         X            4, 14, 17              1,218,199
                                             2,718      302,963         X            4, 2, 5, 17              302,963
                                               154       17,215         X            4, 13, 17                 17,215
ConocoPhillips        Com  20825C 10 4   1,036,272   21,109,637         X            4, 14, 17             21,109,637
                                            98,180    2,000,000         X            4, 13, 17              2,000,000
                                           294,540    6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Costco Wholesale
   Corp.              Com  22160K 10 5     237,598    4,333,363         X            4, 14, 17              4,333,363
Exxon Mobil Corp.     Com  30231G 10 2      24,072      421,800         X            4                        421,800
Fiserv Inc.           Com  337738 10 8     200,904    4,400,000         X            4, 9, 10, 11, 14, 17   4,400,000
Gannett Inc.          Com  364730 10 1      23,424    1,740,231         X            4, 14, 17              1,740,231
General Electric
   Co.                Com  369604 10 3     112,157    7,777,900         X            4                      7,777,900
GlaxoSmithKline       ADR  37733W 10 5      51,372    1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.       Com  437076 10 2      77,414    2,757,898         X            4, 9, 10, 11, 14, 17   2,757,898
Ingersoll-Rd
   Company LTD.       CLA  G4776G 10 1      21,936      636,600         X            4                        636,000
                                           172,450    5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Iron Mountain Inc.    Com  462846 10 6     179,680    8,000,000         X            4, 9, 10, 11, 14, 17   8,000,000
                                       -----------
                                        19,137,291
                                       -----------

                    BERKSHIRE HATHAWAY INC.
                  Form 13F Information Table
                         June 30, 2010

                                                                      Column 6
                                                                     Investment
                                         Column 4                    Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2   Column 3     Value      Shares or         (b)     (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-         Other            (a)      (b)     (c)
Name of Issuer     Class     Number     Thousands)    Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------    -------- ----------- ----------- ------------ ---- ------- ------- -------------------- ----------- ------ -------
Johnson & Johnson    Com   478160 10 4     255,287   4,322,500         X            4                      4,322,500
                                           116,623   1,974,648         X            4, 1, 14, 17           1,974,648
                                           808,308  13,686,217         X            4, 14, 17             13,686,217
                                           823,110  13,936,841         X            4, 2, 5, 17           13,936,841
                                             8,526     144,357         X            4, 3, 17, 19, 20, 21     144,357
                                           125,916   2,132,000         X            4, 2, 5, 12, 17        2,132,000
                                            33,959     575,000         X            4, 18                    575,000
                                           268,605   4,548,000         X            4, 9, 10, 11, 14, 17   4,548,000
Kraft Foods Inc.     Com   50075N 10 4   1,572,606  56,164,484         X            4, 14, 17             56,164,484
                                           862,128  30,790,300         X            4, 2, 5, 17           30,790,300
                                           280,000  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                             7,274     259,800         X            4, 2, 5, 12, 17          259,800
                                           224,000   8,000,000         X            4                      8,000,000
Lowes Companies
   Inc.              Com   548661 10 7     132,730   6,500,000         X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation       Com   55261F 10 4     395,275   4,653,026         X            4, 14, 17              4,653,026
                                            46,383     546,000         X            4, 9, 10, 11, 14, 17     546,000
                                            13,999     164,795         X            4, 13, 17                164,795
Moody's              Com   615369 10 5     300,084  15,064,476         X            4, 14, 17             15,064,476
                                           313,130  15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy, Inc.     Com   629377 50 8     127,260   6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Nalco Holding Co.    Com   62985Q 10 1     187,209   9,150,000         X            4, 9, 10, 11, 14, 17   9,150,000
Nestle               ADR   641069 40 6     164,585   3,400,000         X            4, 9, 10, 11, 14, 17   3,400,000
Nike Inc.            Com   654106 10 3     516,150   7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Procter & Gamble
   Co.               Com   742718 10 9   2,314,990  38,596,036         X            4, 14, 17             38,596,036
                                         1,216,394  20,280,000         X            4, 2, 5, 17           20,280,000
                                           374,275   6,240,000         X            4, 13, 17              6,240,000
                                           374,275   6,240,000         X            4, 3, 17, 19, 20, 21   6,240,000
                                            46,784     780,000         X            4, 15, 17                780,000
                                            93,569   1,560,000         X            4, 7, 17               1,560,000
                                           262,412   4,375,000         X            4                      4,375,000
Republic Services
   Inc.              Com   760759 10 0     321,908  10,827,700         X            4, 9, 10, 11, 14, 17  10,827,700
Sanofi Aventis       ADR   80105N 10 5      14,684     488,500         X            4, 9, 10, 11, 14, 17     488,500
                                            87,058   2,896,133         X            4, 14, 17              2,896,133
                                             5,089     169,300         X            4, 13, 17                169,300
                                            15,323     509,742         X            4, 2, 5, 12, 17          509,742
                                       -----------
                                        12,709,908
                                       -----------

                    BERKSHIRE HATHAWAY INC.
                  Form 13F Information Table
                         June 30, 2010

                                                                      Column 6
                                                                     Investment
                                         Column 4                    Discretion                                    Column 8
                                          Market     Column 5   --------------------                           Voting Authority
                  Column 2   Column 3     Value      Shares or         (b)     (c)          Column 7      --------------------------
Column 1          Title of    CUSIP        (In       Principal   (a) Shared- Shared-         Other            (a)      (b)     (c)
Name of Issuer     Class     Number     Thousands)    Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------    -------- ----------- ----------- ------------ ---- ------- ------- -------------------- ----------- ------ -------
Torchmark Corp.      Com   891027 10 4       3,840      77,551         X            1, 4, 14, 17              77,551
                                            22,266     449,728         X            4, 2, 5, 17              449,728
                                            82,033   1,656,900         X            4, 14, 17              1,656,900
                                            31,672     639,700         X            4, 13, 17                639,700
US Bancorp           Com   902973 30 4     520,918  23,307,300         X            4, 2, 5, 17           23,307,300
                                           464,183  20,768,826         X            4, 14, 17             20,768,826
                                           186,958   8,365,000         X            4                      8,365,000
                                           223,500  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                            48,589   2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                            39,001   1,745,000         X            4, 18                  1,745,000
                                            59,882   2,679,300         X            4, 9, 10, 11, 14, 17   2,679,300
USG Corporation      Com   903293 40 5     206,232  17,072,192         X            4, 14, 17             17,072,192
United Parcel
   Service Inc.      Com   911312 10 6      81,307   1,429,200         X            4                      1,429,200
Wal-Mart Stores,
   Inc.              Com   931142 10 3   1,831,041  38,091,142         X            4, 14, 17             38,091,142
                                            45,474     946,000         X            4, 9, 10, 11, 14, 17     946,000
Washington Post
   Co.              Cl B   939640 10 8     367,094     894,304         X            4, 14, 17                                894,304
                                            60,879     148,311         X            4, 5, 1, 6, 14, 17                       148,311
                                           266,059     648,165         X            4, 13, 17                                648,165
                                            15,182      36,985         X            4, 15, 17                                 36,985
Wells Fargo & Co.
   Del               Com   949746 10 1   1,369,329  53,489,420         X            4, 2, 5, 17           53,489,420
                                           323,666  12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                           980,814  38,313,040         X            4, 13, 17             38,313,040
                                            71,373   2,788,000         X            4, 15, 17              2,788,000
                                            25,600   1,000,000         X            4, 17                  1,000,000
                                         4,019,840 157,025,005         X            4, 14, 17            157,025,005
                                            41,209   1,609,720         X            4, 16, 17              1,609,720
                                            43,520   1,700,000         X            4, 8, 17               1,700,000
                                            20,992     820,000         X            4, 7, 17                 820,000
                                           563,200  22,000,000         X            4, 9, 10, 11, 14, 17  22,000,000
                                           409,600  16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                           204,800   8,000,000         X            4                      8,000,000
                                            69,120   2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                            51,200   2,000,000         X            4, 18                  2,000,000
Wesco Finl Corp.     Com   950817 10 6   1,843,238   5,703,087         X            4, 3, 17               5,703,087
                                       -----------
                                        14,593,611
                                       -----------
   GRAND TOTAL                         $46,440,810
                                       ===========